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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -----------------------------
   Address:      PO Box 220
                 -----------------------------
                 Rockland, DE 19732
                 -----------------------------

                 -----------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Josephine Diviney
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Josephine Diviney           Rockland, DE        08/01/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              N/A
                                        --------------------

Form 13F Information Table Entry Total:         55
                                        --------------------

Form 13F Information Table Value Total:     $74,900,066
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                          13F REPORT             June 30, 2007

COMMON STOCK                                       CUSIP                       VALUE       QUANTITY    DISCRETION
-----------------------------------------------------------------------------------------------------------------
AAR Corporation                                    000361105                   1,902,411      58,500        X
APAC Customer Services, Inc.                       00185E106                   1,221,158     501,201        X
Allion Healthcare, Inc.                            019615103                   1,230,039     209,849        X
Amerisafe, Inc.                                    03071H100                   1,566,260      80,718        X
Anadigics, Inc.                                    032515108                   2,234,532     160,463        X
AngioDynamics, Inc.                                03475v101                   1,392,667      77,497        X
Argonaut Group, Inc.                               040157109                   1,682,115      54,974        X
BE Aerospace, Inc.                                 073302101                   2,174,611      52,722        X
Bidz Com, Inc.                                     08883t200                     811,442     100,395        X
Boots & Coots Intn'l Well Control, Inc.            099469504                     638,406     377,375        X
Builders FirstSource, Inc.                         12008R107                   1,238,880      77,741        X
Coherent, Inc.                                     192479103                   1,404,414      46,395        X
Conn's, Inc.                                       208242107                   1,875,411      66,328        X
Cosi, Inc.                                         22122P101                     588,307     128,593        X
Creative Vistas, Inc.                              225300201                     865,341     378,100        X
CyberSource, Corp.                                 23251J106                   1,484,803     123,540        X
DXP Enterprises, Inc.                              233377407                   1,826,281      42,465        X
Dollar Financial Corporation                       256664103                   1,276,049      45,486        X
EscoTechnologies, Inc.                             296315104                   1,040,747      28,710        X
Excel Tech Inc.                                    30067T103                   1,496,556      54,415        X
First Cash Financial Services, Inc.                31942D107                   1,234,263      52,917        X
Gulfport Energy Corporation                        402635304                   1,697,817      85,280        X
HMS Holdings Corporation                           40425J101                   1,249,904      65,663        X
Harbin Electric Inc.                               41145W109                   1,427,665      88,239        X
Hollywood Media Corporation                        436233100                     673,425     158,022        X
Home Bancshares, Inc.                              436893200                     760,986      34,355        X
International Rectifier Corporation                460254105                   1,571,980      42,250        X
LHC Group, Inc.                                    50187A107                   1,837,459      70,900        X
LJ International, Inc.                             G55312105                   1,421,721     139,125        X
MICROS Systems, Inc.                               594901100                   1,565,263      28,831        X
Matrixx Initiatives, Inc.                          57685L105                     915,657      43,567        X
Merit Medical Systems                              589889104                   1,509,911     127,335        X
OPNET Technologies, Inc.                           683757108                     899,827      79,621        X
OmniVision Technologies, Inc.                      682128103                   1,649,542      92,042        X
Power-One, Inc.                                    739308104                     981,368     247,468        X
Primus Guaranty, Ltd.                              G72457107                   1,242,257     118,740        X
Providence Service Corporation                     743815102                   2,620,348      98,428        X
Radiation Therapy Services, Inc.                   750323206                   1,169,562      43,748        X
Rainmaker Systems, Inc.                            750875304                   1,005,379     137,835        X
Regeneration Technology, Inc.                      75886N100                   1,146,739     103,582        X
Rush Enterprises, Inc. Cl A                        781846209                   2,499,933     111,159        X
Sirenza Microdevices, Inc.                         82966T106                   1,993,055     169,740        X
Sorl Auto Parts, Inc.                              78461U101                     681,516      95,329        X
Stratasys, Inc.                                    862685104                   1,488,114      32,255        X
Superior Bancorp                                   86806M106                     995,200      99,968        X
Superior Energy Services, Inc.                     868157108                     934,694      23,492        X
TeleTech Holdings, Inc.                            879939106                   1,424,873      44,626        X
Tessera Technologies, Inc.                         88164L100                   1,058,342      26,102        X
Transaction Systems Architects, Inc.               893416107                   1,552,124      46,871        X
Triangle Capital Corporation                       895848109                     727,037      51,778        X
U.S. Home Systems, Inc                             90335C100                     661,595      67,799        X
Ultra Clean Holdings, Inc.                         90385V107                   1,457,818     103,792        X
Ultralife Batteries, Inc.                          903899102                   2,129,864     201,054        X
Vitran Corporation, Inc.                           92850E107                   1,464,388      69,325        X
ev3, Inc.                                          26928A200                   1,300,012      77,315        X

                                                55                            74,900,066   5,744,020